General	12 Months Ended
Dec. 31, 2019
General [Abstract]
General [Text Block]

NOTE 1 - GENERAL

A.	Foresight Autonomous Holdings Ltd. (the “Company”) was originally incorporated in Israel in September 1977 under the name “Golan Malechet Macshevet Ltd.” as a private company, and in April 1987 became a public company. In 2010, the Company changed its name to “Asia Development (A.D.B.M.) Ltd.” The Company’s Ordinary Shares are traded on the Tel Aviv Stock Exchange (“TASE”). In addition, since June 15, 2017 the Company has American Depository Shares (“ADSs”) registered with the U.S. Securities and Exchange Commission (“SEC”). The ADSs are listed on The Nasdaq Capital Market, and the ratio of the Company’s Ordinary Shares to ADSs is 5:1. Effective January 5, 2016, the Company acquired (the “Acquisition Transaction”) 100% of the outstanding shares of Foresight Automotive Ltd. (“Foresight Ltd.”), a company incorporated in Israel, pursuant to a capital stock exchange agreement dated as of October 11, 2015, among the Company, Magna B.S.P. Ltd. (“Magna”), and Foresight Ltd. In exchange for the outstanding shares of Foresight Ltd., the Company issued to Magna a total of 35,884,116 of the Company’s Ordinary Shares representing approximately 64.50% of the Ordinary Shares then issued and outstanding after giving effect to the Acquisition Transaction. As a result of the Acquisition Transaction, Foresight Ltd. became a wholly owned subsidiary of the Company as of January 5, 2016 and, subsequent to the Acquisition Transaction, the Company changed its name to ”Foresight Autonomous Holdings Ltd.” The Company and its subsidiaries Foresight Ltd. and Eye-Net Mobile Ltd (“Eye-Net”) are collectively referred to as the “Company” or the “Group”.

Foresight Ltd. was established in July 2015 by Magna in order to transfer all of Magna’s 3D computer vision research and development technology and business in the area of Advanced Driver Assistance Systems (“ADAS”) to a separate entity. As part of the reorganization, Magna transferred to Foresight Ltd. intellectual assets comprised mostly of know-how, software and algorithms developed by Magna.

Foresight Ltd. is a technology company engaged in the design, development and commercialization of sensor systems for the automotive industry. The Company’s vision sensor is a four-camera system based on 3D video analysis, advanced algorithms for image processing and sensor fusion. In addition, Foresight Ltd., by means of its wholly owned subsidiary Eye-Net, is also engaged in the design and development of V2X (vehicle-to-everything) cellular-based accident prevention solutions based on real-time spatial analysis of clients’ movement. V2X is a wireless technology that enables communication between the vehicles, infrastructure, and other devices in the vicinity, grid, home, and network.

The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	GOING CONCERN:

To date, the Company has not generated revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through utilization of its current financial resources and through additional raises of capital.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plan includes raising funds from outside potential investors and monetization of all or part of its holdings in its affiliated company, Rail Vision Ltd. (“Rail Vision”) However, there is no assurance such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to meet its objectives. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.